STOCK OPTION PLAN (Schedule of Information about Stock Options) (Details) (Stock Options [Member], USD $)	9 Months Ended
Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Outstanding at June 30, 2012	2,124,000
Weighted Average Exercise Price	$ 0.38
Number Exercisable at June 30, 2012	2,086,500
Weighted Average Exercise Price	$ 0.29
$0.001 - $0.15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum	$ 0.001
Range of Exercise Price, maximum	$ 0.15
Number Outstanding at June 30, 2012	1,249,000
Weighted Average Remaining Contractual Life	1.34
Weighted Average Exercise Price	$ 0.06
Number Exercisable at June 30, 2012	1,211,500
Weighted Average Exercise Price	$ 0.06
$0.17 - $0.41 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum	$ 0.17
Range of Exercise Price, maximum	$ 0.41
Number Outstanding at June 30, 2012	25,000
Weighted Average Remaining Contractual Life	0.72
Weighted Average Exercise Price	$ 0.27
Number Exercisable at June 30, 2012	25,000
Weighted Average Exercise Price	$ 0.37
$0.55 - $0.70 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Range of Exercise Price, minimum	$ 0.55
Range of Exercise Price, maximum	$ 0.7
Number Outstanding at June 30, 2012	850,000
Weighted Average Remaining Contractual Life	0.19
Weighted Average Exercise Price	$ 0.61
Number Exercisable at June 30, 2012	850,000
Weighted Average Exercise Price	$ 0.6